Net financial income / (loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interests on financial assets	€ 965	€ 198
Change in valuation allowance on financial instruments	1,044	53
Foreign exchange gains	1,073	3,797
Other financial income	0	0
Financial income	3,083	4,048
Foreign exchange losses	(642)	(3,663)
Unrealized losses on financial assets	0	(2,309)
Interest on financial liabilities	(324)	(194)
Other financial expenses	0	0
Financial expenses	(966)	(6,166)
Net financial income (loss)	€ 2,116	€ (2,118)